Related Party Transactions (Details) - Schedule of Short Term Loans from Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short Term Loans from Related Parties [Line Items]
Short-term loans from related parties	$ 277,408	$ 266,451
Rongfeng Cui [Member]
Schedule of Short Term Loans from Related Parties [Line Items]
Short-term loans from related parties	$ 277,408	$ 266,451